INITIAL PUBLIC OFFERING (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
BURTECH ACQUISITION CORP [Member]
Schedule of common stock subject to redemption reflected on the balance sheet

Class A common stock subject to possible redemption, January 1, 2023	294,796,918
Less:
Redemptions	(252,315,037)
Plus:
Accretion of carrying value to redemption value	4,510,051

Class A common stock subject to possible redemption, December 31, 2023	46,991,932
Plus:
Accretion of carrying value to redemption value	800,030

Class A common stock subject to possible redemption, March 31, 2024	47,791,962
Plus:
Accretion of carrying value to redemption value	846,082

Class A common stock subject to possible redemption, June 30, 2024	48,638,044
Plus:
Accretion of carrying value to redemption value	857,198

Class A common stock subject to possible redemption, September 30, 2024	49,495,242

Class A common stock subject to possible redemption, January 1, 2022	291,812,500
Plus:
Accretion of carrying value to redemption value	2,984,418

Class A common stock subject to possible redemption, December 31, 2022	294,796,918
Less:
Redemptions	(252,315,037)
Plus:
Accretion of carrying value to redemption value	4,510,051

Class A common stock subject to possible redemption, December 31, 2023	46,991,932